Provisions - Schedule of Movements in Provisions (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Movements in Provisions [Line Items]
Total	$ 875,908	$ 530,699	$ 748,705
Annual Leave [Member]
Movements in Provisions [Line Items]
Carrying amount at start of year	318,694	420,380	371,877
Charged/(credited) to profit or loss -additional provisions recognised	409,646	179,923	272,502
Amounts used during the year	(97,011)	(280,618)	(232,747)
Change in foreign exchange	612	(991)	8,748
Carrying amount at end of year	631,941	318,694	420,380
Long Service Leave [Member]
Movements in Provisions [Line Items]
Carrying amount at start of year	212,005	328,325	298,143
Charged/(credited) to profit or loss -additional provisions recognised	32,901	30,308	30,182
Amounts used during the year	(939)	(146,628)
Carrying amount at end of year	$ 243,967	$ 212,005	$ 328,325